Other Noncurrent Liabilities - Other Noncurrent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Other Liabilities Disclosure [Abstract]
Accrued employees costs	$ 210,335	$ 180,563
Noncurrent deferred revenue	22,641	30,988
Accrued pension liability	16,189	21,373
Other	11,644	11,744
Other noncurrent liabilities	$ 260,809	$ 244,668